Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 212,478	$ 199,984
Land use right	2,147,318	2,212,619
Less: accumulated amortization	(254,993)	(185,805)
Intangible assets, net	$ 2,104,803	$ 2,226,798